Note 25 - Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of detailed information about supplemental cash flow [text block]
	Year Ended December 31,
	2020	2019
Other adjustments to investing activities:
Purchase of marketable securities	$(1,522)	$—
Proceeds from disposal of marketable securities	664	867
Cash received on settlement of derivatives	2,079	2,555
	$1,221	$3,422
Net change in non-cash working capital items:
Decrease in trade and other receivables	$24	$1,304
(Increase) decrease in value added taxes receivable	(27,525)	30,028
(Increase) decrease in inventories	(4,288)	2,829
(Increase) decrease in prepaid expenses and other	(692)	776
Decrease in income taxes payable	(1,115)	(6,569)
Increase in trade and other payables	10,765	8,959
	$(22,831)	$37,327
Non-cash investing and financing activities:
Transfer of share-based payments reserve upon settlement of RSUs	$992	$988
Transfer of share-based payments reserve upon exercise of options	5,903	5,986
Acquisition of mining interests	(8,179)	—